Events after the reporting period	6 Months Ended
Jun. 30, 2019
Events after the reporting period
Events after the reporting period

17.Events after the reporting period

There were no events that could have a material impact on the financial results of the Group after 30 June 2019, other than those discussed below.

17.1Settlement in miners' silicosis class action case approved

On 26 July 2019 the Gauteng High Court in Johannesburg approved the R5 billion settlement agreement in the silicosis class case.

The class action settlement agreement is between the Occupational Lung Disease Working Group companies (comprising African Rainbow Minerals, Anglo American SA, AngloGold Ashanti, Gold Fields, Harmony and Sibanye-Stillwater) and the settlement classes’ representatives as well as the settlement classes’ attorneys. This settlement agreement provides compensation to all eligible workers suffering from silicosis and/or tuberculosis who worked in the Occupational Lung Disease Working Group companies’ mines from 12 March 1965 to the date of the settlement agreement. Sibanye-Stillwater has provided R1,331.4 million for its share of the settlement cost.

17.2Delaware Court of Chancery rules in favour of Sibanye-Stillwater in dissenting shareholder action

On 21 August 2019, the Court of Chancery of the State of Delaware in the United States of America ruled in favour of the Company in the appraisal action brought by the dissenting shareholders of the Stillwater Mining Company, following the acquisition of Stillwater Mining Company by the Company in May 2017 for a cash consideration of US$18 per Stillwater Mining Company share.

In terms of the ruling, the dissenting shareholders (together owning an approximate 4.5% shareholding in Stillwater Mining Company at the time) will receive the same US$18 per share consideration originally offered to, and accepted by other Stillwater Mining Company shareholders plus interest. The remaining payment of US$21 million due to the dissenting shareholders has been fully provided for by Sibanye-Stillwater and therefore no adjustment to the provision is required.

The court proceedings are thus concluded, subject to any further proceedings required in the trial court to finalise a judgement and any appeals that may be lodged.